Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Taxes
Schedule of components of income taxes

Skr mn	2023	2022	2021
Income tax
Adjustment previous year	—	0	0
Current tax	-323	-304	-272
Deferred tax	-1	-1	1
Total income tax	-324	-305	-271

Schedule of income tax related to other comprehensive income

Income tax related to other comprehensive income
Tax on items to be reclassified to profit or loss
Deferred tax	-13	25	—
Tax on items not to be reclassified to profit or loss
Current tax	5	-20	5
Deferred tax	1	-10	-5
Income tax related to other comprehensive income	-7	-5	0

Schedule of reconciliation of effective tax rate

Reconciliation of effective tax rate
The Swedish corporate tax rate (percent)	20.6	20.6	20.6
Profit before taxes	1,568	1,471	1,305
National tax based on profit before taxes	-323	-303	-269
Tax effects of:
Non-taxable income	0	0	0
Non-deductible expenses	-7	-2	-3
Tax effect of the tax credit for investments in equipment	6	—	1
Other	—	—	—
Total tax	-324	-305	-271
Effective tax expense (percent)	20.7	20.7	20.8

Schedule of deferred taxes

Skr mn	2023	2022
Deferred tax assets concerning:
Temporary differences, related to pensions	0	0
Temporary differences, related to cash flow hedges	12	25
Temporary differences, related to lease liabilities	26	30
Offset deferred tax liability temporary differences related to right-of-use assets	-25	-30
Total deferred tax assets	13	25

Schedule of changes in deferred taxes

Skr mn	2023	2022
Opening balance	25	11
Change through profit or loss	-1	-1
Change in other comprehensive income	-13	15
Closing balance	13	25